9. COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost Of Sales
Inventories at the beginning of the year	$ 153	$ 137	$ 113
Plus: Charges for the year
Purchases of inventories, energy and gas	153	353	378
Salaries and social security charges	51	57	66
Benefits to employees	11	9	6
Accrual of defined benefit plans	4	4	2
Works contracts, fees and compensation for services	55	60	61
Depreciation of property, plant and equipment	194	171	153
Intangible assets amortization	5	6	6
Right-of-use assets amortization	1	2
Transport of energy	5	4	4
Transportation and freights	20	22	14
Consumption of materials	17	21	43
Penalties		1	1
Maintenance	26	27	24
Canons and royalties	42	59	74
Environmental control	4	3	5
Rental and insurance	23	21	13
Surveillance and security	2	6	6
Taxes, rates and contributions	3	4	5
Other	2	(4)	(6)
Subtotal	618	826	855
Gain on monetary position	8	1
Less: Inventories at the end of the year	116	153	137
Total cost of sales	$ 663	$ 811	$ 831